PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 46,444	$ 30,369
Interest receivable	6,948	2,867
Prepaid expenses	56,008	45,671
Inventories	3,389	3,434
Other	4,183	5,109
Prepaid expenses and other current assets	$ 116,972	$ 87,450